Related Party Transactions	6 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Related party balances

The amounts due from related parties as of September 30, 2020 and March 31, 2020 were as follows:

	September 30, 2020	March 31, 2020
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$462,168	$768,341
Feng Zhou	1,100	-
Total	$463,268	$768,341

Related party transactions

For the six months ended September 30, 2020 and 2019, the Company generated revenues from the following related parties

	For the six months ended September 30,
	2020	2019
Taizhou Jiutian Pharmaceutical Co. Ltd.	$1,132,346	$246,476
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	57,749	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	22,327
Total	$1,190,095	$268,803

For the six months ended September 30, 2020, the Company received $323,080 from and Jiangsu Health Pharmaceutical Investment Co., Ltd. and Feng Zhou.

For the six months period ended September 30, 2019, the Company repaid $61,073 to Feng Zhou, $601,516 to Jiangsu Health Pharmaceutical Investment Co., Ltd, and $745 to Jianbin Zhou, and borrowed $15,123 from Jianping Zhou, respectively.

On April 23, 2019, the Company entered into a financial guarantee agreement with Jiangsu Changjiang Commercial Bank to be the guarantor of Taizhou Jiutian Pharmaceutical Co. Ltd.'s bank borrowing of $441,852 (equivalent of RMB 3,000,000) for one-year period. On May 8, 2019 the Company entered a financial guarantee agreement with Bank of Nanjing to be the guarantor of Taizhou Jiutian Pharmaceutical Co. Ltd.'s borrowing of $515,494 (equivalent of RMB 3,500,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment. The Company did not charge financial guarantee fees over Taizhou Jiutian Pharmaceutical Co. Ltd.

On April 23, 2020, the Company signed a financial guarantee agreement with Jiangsu Changjiang Commercial Bank for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $427,124 (equivalent of RMB 2,900,000) for one-year period. On May 18, 2020 the Company signed a financial guarantee agreement with Bank of Nanjing for Taizhou Jiutian Pharmaceutical Co. Ltd. in borrowing of $500,766 (equivalent of RMB 3,400,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment.